Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Loss per share
Schedule of earnings per share

	For the Three Months
	Ended June 30,
In CHF thousands except for share and per share data	2024	2023
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(22,760)	(16,833)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	99,549,910	84,612,997
Basic and diluted loss per share for the period attributable to equity holders	(0.23)	(0.20)

	For the Six Months
	Ended June 30,
In CHF thousands except for share and per share data	2024	2023
Loss per share (EPS)
Numerator
Net loss attributable to equity holders of the Company	(40,622)	(34,346)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic and diluted attributable to equity holders	99,467,690	83,654,663
Basic and diluted loss per share for the period attributable to equity holders	(0.41)	(0.41)

Schedule of antidilutive securities

	For the Three Months
	Ended June 30,
	2024	2023
Share options issued and outstanding	1,578,645	97,875
Restricted share awards subject to future vesting	1,631,911	1,213,703

	For the Six Months
	Ended June 30,
	2024	2023
Share options issued and outstanding	1,659,854	97,875
Restricted share awards subject to future vesting	1,684,826	1,225,175